CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,196	$ 15,740	$ 40,566
Prepaid expenses	1,166	2,496	4,409
Other current assets	60	210	276
Total current assets	7,422	18,446	45,251
Capitalized software development costs, net	3,584	3,888	5,077
Property and equipment, net	115	121	82
Other long-term assets	483	488	548
Total Assets	11,604	22,943	50,958
Current liabilities:
Accounts payable	2,985	3,035	1,523
Accrued payroll	2,747	2,301	1,352
Other accrued expenses	2,448	3,626	1,858
Current portion of long-term debt	5,693	4,532
Total current liabilities	13,873	13,494	4,733
Long-term debt, net of current portion and debt issuance costs	8,519	10,348	9,505
Total liabilities	22,392	23,842	14,238
Commitments and contingencies
Stockholders' deficit:
Common stock	3	2	2
Additional paid-in capital	117,658	110,602	108,461
Accumulated deficit	(128,449)	(111,503)	(71,743)
Total Stockholders' Deficit	(10,788)	(899)	36,720
Total Liabilities and Stockholders' Deficit	$ 11,604	$ 22,943	$ 50,958